Share-based payment arrangements - Summary of share-based payments expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 10,744	$ 7,945
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	4,376	2,806
Restricted share units with no performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,620	1,291
Restricted share units with performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	2,545	3,462
Deferred units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	144	(516)
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 2,059	$ 902